Statements of Operations (USD $)	4 Months Ended	12 Months Ended		85 Months Ended
	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014
Operating expenses:
Research and development	$ 2,028,227
Total operating expenses	3,934,147
General and administrative	1,261,621
Other income (expense):
Management fee income, related party	300,000
Interest expense, related party	(37,119)
Total other income	262,881
Net loss	(3,671,266)
Net loss per basic and diluted common share	$ (12.99)
Weighted average number of shares used in computing net loss per share, basic and diluted	282,613
Related party
Operating expenses:
Research and development	624,565
General and administrative	19,734
Zeta Acquisition Corp III
Operating expenses:
Formation costs				15,643
General and administrative		23,907	22,734	165,046
Operating loss		(23,907)	(22,734)	(180,689)
Other income (expense):
Interest expense		6,827	5,877	24,002
Net loss		$ (30,734)	$ (28,611)	$ (204,691)
Net loss per basic and diluted common share		$ (0.01)	$ (0.01)	$ (0.04)
Weighted average number of shares used in computing net loss per share, basic and diluted		5,000,000	5,000,000	4,946,195